Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Non-accrual Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Nonaccrual, With Allowance	$ 1,391	$ 1,097
Financing Receivable, Nonaccrual, No Allowance	4,443	4,498
Financing Receivable, Nonaccrual	5,834	5,595
Nonaccrual, 90 days and accruing	1,506	726
Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	7,340	6,321
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Nonaccrual, With Allowance	0	0
Financing Receivable, Nonaccrual, No Allowance	689	299
Financing Receivable, Nonaccrual	689	299
Nonaccrual, 90 days and accruing	266	395
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	955	694
Commercial Real Estate Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Nonaccrual, With Allowance	427	0
Financing Receivable, Nonaccrual, No Allowance	1,905	1,519
Financing Receivable, Nonaccrual	2,332	1,519
Nonaccrual, 90 days and accruing	1,238	167
Commercial Real Estate Portfolio Segment [Member] | Commercial Loan [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	3,570	1,686
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Nonaccrual, With Allowance	964	1,097
Financing Receivable, Nonaccrual, No Allowance	1,849	2,680
Financing Receivable, Nonaccrual	2,813	3,777
Nonaccrual, 90 days and accruing	2	164
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	$ 2,815	$ 3,941